Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 4,735,419	$ 6,303,689
Less: allowance for doubtful accounts	(86,719)	(33,184)
Accounts receivable, net	$ 4,648,700	$ 6,270,505